UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  2800 Quarry Lake Drive
Suite 220
  Baltimore, MD 21209



Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Baltimore, MD                   06/30/2008

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   56

Form 13F Information Table Value Total:  $249,951

                                         (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

Form 13F Information Table
	Title		Value			Investment	Other	Voting Authority
Name of Issuer	of Class	CUSIP	(x$1000)	Shares	SH/PRN	Discretion	Managers	Sole	Shared	None
 Home Depot                        COM 437076102	24719	1055449	 SH	Sole	N/A	1055449	 0	0
 Corporate Executive Board         COM 21988R102        17037	405157	 SH	Sole	N/A	405157	 0	0
 Berkshire Hathaway - Class B      COM 084670207	16273	4056	 SH	Sole	N/A	4056	 0	0
 Wellpoint Health Networks         COM 94973V107        16185	339602	 SH	Sole	N/A	339602	 0	0
 Harley Davidson                   COM 412822108	15405	424839	 SH	Sole	N/A	424839	 0	0
 Microsoft                         COM 594918104	15386	559270	 SH	Sole	N/A	559270	 0	0
 Lowes Companies                   COM 548661107	15296	737173	 SH	Sole	N/A	737173	 0	0
 Canadian Natural Resources   	   COM 136385101	14599	145622	 SH	Sole	N/A	145622	 0	0
 Maxim Integrated Products         COM 57772K101        13881	656330	 SH	Sole	N/A	656330	 0	0
 Dell                              COM 24702R101        12907	589889	 SH	Sole	N/A	589889	 0	0
 Legg Mason                        COM 524901105	11897	273052	 SH	Sole	N/A	273052	 0	0
 American International Group      COM 026874107	11345	428768	 SH	Sole	N/A	428768	 0	0
 Accenture                         COM G1150G111        10158	249466	 SH	Sole	N/A	249466	 0	0
 Sears Holdings                    COM 812350106	8654	117491	 SH	Sole	N/A	117491	 0	0
 U S G Corporation                 COM 903293405	8468	286361	 SH	Sole	N/A	286361	 0	0
 Covidien                          COM G2552X108        8295	173207	 SH	Sole	N/A	173207	 0	0
 Administaff                       COM 007094105	7979	286085	 SH	Sole	N/A	286085	 0	0
 Tyco International                COM G9143X208        4486	112045	 SH	Sole	N/A	112045	 0	0
 Barnes & Noble                    COM 067774109        3711	149399	 SH	Sole	N/A	149399	 0	0
 Wal-Mart Stores                   COM 931142103	3522	62665	 SH	Sole	N/A	62665	 0	0
 CarMax                            COM 143130102	2846	200587	 SH	Sole	N/A	200587	 0	0
 Bank of America                   COM 060505104	1663	69664	 SH	Sole	N/A	69664	 0	0
 iShares EAFE Index                COM 464287465	806	11740	 SH	Sole	N/A	11740	 0	0
 B P Prudhoe Bay Royalty Trust     COM 055630107	630	6100	 SH	Sole	N/A	6100	 0	0
 Chevron                           COM 166764100	579	5838	 SH	Sole	N/A	5838	 0	0
 Cisco Systems                     COM 17275R102        548	23573	 SH	Sole	N/A	23573	 0	0
 Exxon Mobil                       COM 30231G102        421	4782	 SH	Sole	N/A	4782	 0	0
 Exelon                            COM 30161N101        396	4405	 SH	Sole	N/A	4405	 0	0
 Johnson & Johnson                 COM 478160104	372	5782	 SH	Sole	N/A	5782	 0	0
 Streettracks Gold Trust           COM 863307104	302	3300	 SH	Sole	N/A	3300	 0	0
 Bio Rad Labs A                    COM 090572207	263	3250	 SH	Sole	N/A	3250	 0	0
 Intel                             COM 458140100	245	11396	 SH	Sole	N/A	11396	 0	0
 Constellation Energy              COM 210371100	215	2624	 SH	Sole	N/A	2624	 0	0
 Fording Canadian Coal Trust       COM 345425102	201	2100	 SH	Sole	N/A	2100	 0	0
 InLand Western Retail Real Estate COM 45750W106       	105	10500	 SH	Sole	N/A	10500	 0	0
 National City                     COM 635405103	54	11228	 SH	Sole	N/A	11228	 0	0
 Minrad International              COM 60443P103       	36	17500	 SH	Sole	N/A	17500	 0	0
 Rite Aid                          COM 767754104	30	18800	 SH	Sole	N/A	18800	 0	0
 Sedona                            COM 815677109	23	132700	 SH	Sole	N/A	132700	 0	0
 Environmental Control             COM 29405D101	3	13000	 SH	Sole	N/A	13000	 0	0
 Paychest                          COM 704289107	2	10000000 SH	Sole	N/A	10000000 0	0
 Gemini Explorations               COM 368657300	2	30000	 SH	Sole	N/A	30000	 0	0
 Caledonia Mining                  COM 12932K103       	2	10000	 SH	Sole	N/A	10000	 0	0
 Electonic Sensor Technology       COM 285835104	2	30300	 SH	Sole	N/A	30300	 0	0
 Cantex Energy                     COM 138116108	1	11000	 SH	Sole	N/A	11000	 0	0
 Western Pacific Minerals          COM 959140104	1	10000000 SH	Sole	N/A	10000000 0	0
 E-Smart Technologies              COM 26915M100	1	10000	 SH	Sole	N/A	10000	 0	0
 Golden Eagle International        COM 380961102	1	100000	 SH	Sole	N/A	100000	 0	0
 Lafayette Mining                  COM Q5430J109       	0	45000	 SH	Sole	N/A	45000	 0	0
 Wallstreet Secs                   COM 93265W104	0	1010000	 SH	Sole	N/A	1010000	 0	0
 Hard to Treat Diseases            COM 41164A103       	0	150000	 SH	Sole	N/A	150000	 0	0
 Emerging Creative Media           COM 29100L101	0	300000	 SH	Sole	N/A	300000	 0	0
 Carloco Pictures                  COM 143763100	0	50000	 SH	Sole	N/A	50000	 0	0
 Mirant Corp Escrow                COM 604675991	0	11000	 SH	Sole	N/A	11000	 0	0
 Xxstream Entertainment            COM 98416T108	0	5000000	 SH	Sole	N/A	5000000	 0	0